Loans from Shareholders	12 Months Ended
Dec. 31, 2024
Loans from Shareholders [Abstract]
LOANS FROM SHAREHOLDERS

NOTE 11 — LOANS FROM SHAREHOLDERS

As of May 3, 2022, Smart Pro had outstanding loans to Xylo Technologies Ltd. (formerly Medigus Ltd.) (“Xylo”). Mr. Hakmon and Pure Capital of $4,010 thousand, $940 thousand and $109 thousand, respectively. On May 3, 2022, the Company entered into Assignments to the Loan Agreements with Smart Pro, Xylo, Mr. Hakmon and Pure Capital, pursuant to which the Company assumed Smart Pro’s obligations under the outstanding loans and agreed that unless earlier repaid pursuant to the terms of the respective loan agreements with such parties, effective immediately upon the consummation of IPO, all outstanding principal due to each such party were automatically converted into a number of Ordinary Shares equal to the quotient obtained by dividing the outstanding principal amount due to such party, by the per Ordinary Share price obtained by dividing $10,000 thousand by the fully diluted issued and outstanding Ordinary Shares as of immediately prior to the closing of the IPO. Any accrued and unpaid interest due to each such party at that time was paid in cash. On July 25, 2023, the Company entered into an amendment to the Assignment Agreement, pursuant to which, among others, the outstanding debt between the Company and Smart Pro was converted into and paid in capital of Smart Pro.

Based on management’s assessment, the modified loan terms including an equity conversion feature upon IPO represented a substantial modification in accordance with ASC 470-50 and is accounted for as an extinguishment of the original financial liability in the amount of $3,821 thousand and the recognition of a new financial instrument in the amount of $2,839 thousand. The difference between the fair value of the instrument bearing the modified terms and the carrying values of the original loans immediately prior to the modification, was recorded in 2022 as an increase in equity in the amount of $982 thousand.

As the convertible note was not issued with a substantial premium or with an embedded conversion feature required to be bifurcated under ASC 815, the convertible note was accounted for as a liability in its entirety.

In accordance with such assignment agreements, on August 30, 2022, the outstanding amounts due to Xylo, Mr. Hakmon and Pure Capital at a total amount of $5,059 thousand were converted into an aggregate of 16,084 Ordinary Shares. In addition, accrued interest of $393 thousand was paid.